UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:    Attractor Investment Management Inc.
Address: 1440 Chapin Avenue, Suite 201
         Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Burlingame, California              May 15, 2008
------------------            ----------------------           -----------------

Report Type (Check only one):

|X| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       19

Form 13F Information Table Value Total:                                  $208529
                                                                     (thousands)

List of Other Included Managers:                                            None


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

                           Form 13F INFORMATION TABLE

Column 1                  Column 2  Column 3   Column 4               Column 5           Column 6    Column 7         Column 8

                          Title of              Value    Shrs Or        Sh/       Put/  Investment    Other       Voting Authority
Name of Issuer             Class     Cusip     x($1000)  Prn Amt        Prn       Call  Discretion   Managers   Sole   Shared   None
ACTIVISION INC              COM     004930202      492     18030        SH                SOLE         N/A      18030
AKAMAI TECHNOLOGIES INC     COM     00971T101     3789    134560        SH                SOLE         N/A     134560
APPLE INC                   COM     037833100    14858    103540        SH                SOLE         N/A     103540
CISCO SYS INC               COM     17275R102     9227    383040        SH                SOLE         N/A     383040
CONCUR TECHNOLOGIES INC     COM     206708109    15935    513196        SH                SOLE         N/A     513196
CYBERSOURCE CORP            COM     23251J106    10857    743090        SH                SOLE         N/A     743090
GOOGLE INC                  CL A    38259P508    26204     59490        SH                SOLE         N/A      59490
IKANOS COMMUNICATIONS       COM     45173E105     1271    278191        SH                SOLE         N/A     278191
INTUIT                      COM     461202103     3043    112660        SH                SOLE         N/A     112660
K12 INC                     COM     48273U102      885     45060        SH                SOLE         N/A      45060
LIFECELL CORP               COM     531927101      758     18030        SH                SOLE         N/A      18030
LIMELIGHT NETWORKS INC      COM     53261M104     2799    863852        SH                SOLE         N/A     863852
MERRILL LYNCH & CO INC      COM     590188108     1836     45070        SH                SOLE         N/A      45070
NEUTRAL TANDEM INC          COM     64128B108    10241    568643        SH                SOLE         N/A     586643
OMNITURE INC                COM     68212S109    20163    868739        SH                SOLE         N/A     868739
RIVERBED TECHNOLOGY INC     COM     768573107     6339    426584        SH                SOLE         N/A     426584
SALESFORCE COM INC          COM     79466L302    68864   1189984        SH                SOLE         N/A    1189984
SUCCESSFACTORS INC          COM     864596101     3028    310250        SH                SOLE         N/A     310250
YAHOO INC                   COM     984332106     7940    274470        SH                SOLE         N/A     274470


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